UMB FUND SERVICES, INC.
235 West Galena Street
Milwaukee, Wisconsin 53212
(414) 299-2000

May 4, 2015

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	Stewart Capital Mutual Funds (“Registrant”)
File Nos. 333-137670 and 811-21955

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of the above registered management investment company, that the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from that contained in the update to the Registration Statement on Form N-1A which was filed with the Commission on April 30, 2015.

Questions regarding this filing may be directed to the undersigned at (414) 299-2140.

Very truly yours,

/s/ John S. Patterson
AVP – Fund Administration